LAKE SHORE
                                   ----------
                                 Family of Funds

Investment Adviser                                   Shareholder Services
------------------                                   --------------------
Lake Shore Fund Group, LLC                           Lake Shore Family of Funds
an affiliate of                                      P.O. Box 5354
Cambridge Financial Group, Inc.                      Cincinnati, Ohio 45201-5354
8280 Montgomery Rd., Suite 302                       1.800.266.9532
Cincinnati, OH 45236
513.794.0002

May 5, 2003

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

     Re:  Lake Shore Family of Funds
          File No. 333-37541 and 811-8431

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Lake Shore Family of Fund's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 6) has been filed electronically.

     If you have any questions or require any further information, please contact the undersigned at (513) 362-8248.

Very truly yours,

/s/ Frank L. Newbauer
----------------------
By: Frank L. Newbauer
Its: Assistant Secretary